First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.6%
	Automobiles — 0.9%
2,046	Tesla, Inc. (a)	$706,197
	Banks — 1.5%
90,818	NU Holdings Ltd., Class A (a)	1,137,950
	Beverages — 0.6%
4,850	Brown-Forman Corp., Class B	204,088
4,931	Monster Beverage Corp. (a)	271,846
		475,934
	Biotechnology — 1.2%
13,365	Ultragenyx Pharmaceutical, Inc. (a)	636,575
675	Vertex Pharmaceuticals, Inc. (a)	315,988
		952,563
	Broadline Retail — 6.5%
24,094	Amazon.com, Inc. (a)	5,008,902
	Building Products — 0.4%
1,596	Builders FirstSource, Inc. (a)	297,606
	Capital Markets — 2.8%
1,903	Ares Management Corp., Class A	336,317
7,152	Intercontinental Exchange, Inc.	1,151,186
1,965	KKR & Co., Inc.	320,040
593	S&P Global, Inc.	309,848
		2,117,391
	Chemicals — 0.6%
1,105	Sherwin-Williams (The) Co.	439,127
	Communications Equipment — 0.5%
921	Arista Networks, Inc. (a)	373,760
	Consumer Finance — 0.5%
1,248	American Express Co.	380,241
	Electronic Equipment, Instruments & Components — 1.1%
3,213	Amphenol Corp., Class A	233,424
1,719	CDW Corp.	302,424
2,803	Coherent Corp. (a)	280,749
		816,597
	Entertainment — 8.4%
3,970	Liberty Media Corp.-Liberty Formula One, Class C (a)	350,789
3,561	Live Nation Entertainment, Inc. (a)	492,308
2,368	Netflix, Inc. (a)	2,099,966
11,476	ROBLOX Corp., Class A (a)	575,292
13,550	Sea Ltd., ADR (a)	1,541,990
2,930	Spotify Technology S.A. (a)	1,397,493
		6,457,838
Shares	Description	Value

	Financial Services — 4.3%
15,036	Block, Inc. (a)	$1,331,438
2,128	Mastercard, Inc., Class A	1,134,096
2,675	Visa, Inc., Class A	842,839
		3,308,373
	Ground Transportation — 1.9%
20,234	Uber Technologies, Inc. (a)	1,456,039
	Health Care Equipment & Supplies — 2.5%
3,683	Boston Scientific Corp. (a)	333,901
16,918	Dexcom, Inc. (a)	1,319,435
3,213	Edwards Lifesciences Corp. (a)	229,247
		1,882,583
	Health Care Providers & Services — 0.5%
614	UnitedHealth Group, Inc.	374,663
	Health Care Technology — 0.6%
1,985	Veeva Systems, Inc., Class A (a)	452,282
	Hotels, Restaurants & Leisure — 3.5%
1,760	Airbnb, Inc., Class A (a)	239,554
9,535	Chipotle Mexican Grill, Inc. (a)	586,593
8,058	DoorDash, Inc., Class A (a)	1,454,308
5,013	DraftKings, Inc., Class A (a)	218,817
3,847	Viking Holdings Ltd. (a)	178,693
		2,677,965
	Independent Power and Renewable Electricity Producers — 0.1%
634	Vistra Corp.	101,339
	Industrial REITs — 0.2%
2,415	Lineage, Inc.	153,159
	Insurance — 0.3%
2,332	Arch Capital Group Ltd.	234,879
	Interactive Media & Services — 6.8%
9,641	Alphabet, Inc., Class A	1,628,847
5,938	Meta Platforms, Inc., Class A	3,410,312
5,464	Pinterest, Inc., Class A (a)	165,669
		5,204,828
	IT Services — 7.1%
10,508	Cloudflare, Inc., Class A (a)	1,049,014
757	Gartner, Inc. (a)	392,073
962	MongoDB, Inc. (a)	310,235
10,446	Okta, Inc. (a)	810,192
19,100	Shopify, Inc., Class A (a)	2,207,960
3,777	Snowflake, Inc., Class A (a)	660,219
		5,429,693

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 0.8%
3,765	Ingersoll Rand, Inc.	$392,200
921	Nordson Corp.	240,372
		632,572
	Oil, Gas & Consumable Fuels — 0.2%
736	Diamondback Energy, Inc.	130,706
	Personal Care Products — 0.3%
3,376	Estee Lauder (The) Cos., Inc., Class A	243,477
	Pharmaceuticals — 2.1%
1,412	Eli Lilly & Co.	1,123,034
4,850	Merck & Co., Inc.	492,954
		1,615,988
	Semiconductors & Semiconductor Equipment — 15.5%
1,575	Advanced Micro Devices, Inc. (a)	216,051
1,405	ASML Holding N.V.	964,687
9,126	Broadcom, Inc.	1,479,142
8,234	Entegris, Inc.	869,757
675	KLA Corp.	436,745
52,762	NVIDIA Corp.	7,294,346
2,824	QUALCOMM, Inc.	447,689
1,084	Texas Instruments, Inc.	217,917
		11,926,334
	Software — 20.9%
962	Adobe, Inc. (a)	496,325
6,555	Atlassian Corp., Class A (a)	1,727,767
1,330	Cadence Design Systems, Inc. (a)	408,057
11,663	Datadog, Inc., Class A (a)	1,781,523
307	HubSpot, Inc. (a)	221,362
839	Intuit, Inc.	538,411
12,080	Microsoft Corp.	5,115,397
819	Palo Alto Networks, Inc. (a)	317,625
1,575	PTC, Inc. (a)	315,095
2,087	Salesforce, Inc.	688,689
20,340	Samsara, Inc., Class A (a)	1,087,987
2,885	ServiceNow, Inc. (a)	3,027,634
1,269	Workday, Inc., Class A (a)	317,237
		16,043,109
	Specialized REITs — 0.5%
348	Equinix, Inc.	341,555
	Specialty Retail — 0.6%
389	O’Reilly Automotive, Inc. (a)	483,613
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 4.6%
15,006	Apple, Inc.	$3,561,374
	Textiles, Apparel & Luxury Goods — 0.3%
3,294	NIKE, Inc., Class B	259,468
	Total Common Stocks	75,678,105
	(Cost $60,128,307)
MONEY MARKET FUNDS — 1.4%
1,094,881	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (b)	1,094,881
	(Cost $1,094,881)

	Total Investments — 100.0%	76,772,986
	(Cost $61,223,188)
	Net Other Assets and Liabilities — (0.0)%	(17,397)
	Net Assets — 100.0%	$76,755,589

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows:

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 75,678,105	$ 75,678,105	$ —	$ —
Money Market Funds	1,094,881	1,094,881	—	—
Total Investments	$76,772,986	$76,772,986	$—	$—

*	See Portfolio of Investments for industry breakout.